Reinsurance - Effects on Premiums and Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums
Direct	$ 360	$ 407	$ 336
Assumed Premiums Earned	40	42	47
Ceded	(291)	(327)	(226)
Total premium	109	122	157
Benefits
Direct	1,661	1,454	1,568
Assumed	866	876	749
Ceded	(920)	(861)	(663)
Change in reserves, net of reinsurance	656	(520)	(341)
Total benefits	$ 2,263	$ 949	$ 1,313